CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jul. 31, 2021	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 06, 2019
Issuance expenses		$ 1,361
Issuance expenses warrant exercise transaction	$ 3,199		$ 22	$ 920
IPO [Member]
Issuance expenses					$ 987
Private Placement [Member]
Issuance expenses				$ 29
Pre funded Units [Member]
Number of ordinary shares available for purchase through pre-funded warrants						1,024,876
Pre-funded warrants purchase price						$ 2.57